UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock
Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 76.35%		$1,024,411,409
(Cost $863,073,005)

Diversified Banks 5.07%		68,056,643

Comerica, Inc.	296,000	17,499,520
U.S. Bancorp.	630,900	22,062,573
Wachovia Corp.	355,000	19,542,750
Wells Fargo & Co.	260,000	8,951,800
Diversified Metals & Mining 0.26%		3,547,784

Freeport-McMoRan Copper & Gold, Inc.	53,600	3,547,784
Electric Utilities 8.76%		117,516,487

American Electric Power Co., Inc.	398,500	19,426,875
Duke Energy Corp.	1,099,846	22,315,875
FPL Group, Inc.	65,000	3,976,050
Great Plains Energy, Inc.	67,000	2,174,150
Hawaiian Electric Industries, Inc.	114,700	2,981,053
Pinnacle West Capital Corp.	335,000	16,163,750
Progress Energy, Inc.	569,600	28,730,624
Southern Co.	593,400	21,748,110
Gas Utilities 7.17%		96,134,108

Atmos Energy Corp.	739,100	23,119,048
National Fuel Gas Co.	456,000	19,726,560
Northwest Natural Gas Co.	300,000	13,701,000
ONEOK, Inc.	821,100	36,949,500
Piedmont Natural Gas Co., Inc.	100,000	2,638,000
Independent Power Producers & Energy Traders 1.24%		16,693,580

Black Hills Corp.	454,000	16,693,580
Integrated Oil & Gas 3.00%		40,230,100

BP Plc, American Depositary Receipt (ADR)
(United Kingdom)	410,000	26,547,500
Chevron Corp.	185,000	13,682,600
Integrated Telecommunication Services 2.16%		29,046,976

AT&T, Inc.	520,000	20,503,600
Verizon Communications, Inc.	225,300	8,543,376
Multi-Utilities 29.52%		396,027,137

Ameren Corp.	561,100	28,223,330
CH Energy Group, Inc.	373,600	18,190,584
Consolidated Edison, Inc.	450,100	22,982,106
Dominion Resources, Inc.	304,000	26,986,080
DTE Energy Co.	609,914	29,214,881

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Energy East Corp.		863,000	21,022,680
Integrys Energy Group, Inc.		636,741	35,345,493
KeySpan Corp.		811,747	33,403,389
NiSource, Inc.		790,500	19,319,820
NSTAR		1,086,000	38,140,320
OGE Energy Corp.		884,800	34,330,240
PNM Resources, Inc.		185,000	5,975,500
Public Service Enterprise Group, Inc.		375,600	31,189,824
SCANA Corp.		257,500	11,116,275
TECO Energy, Inc.		47,500	817,475
Vectren Corp.		699,900	20,017,140
Xcel Energy, Inc.		800,000	19,752,000
Oil & Gas Storage & Transportation 3.90%			52,302,257

Kinder Morgan, Inc.		184,600	19,650,670
Spectra Energy Corp.		1,242,923	32,651,587
Other Diversified Financial Services 4.41%			59,124,024

Bank of America Corp.		730,000	37,244,600
Citigroup, Inc.		187,000	9,600,580
JPMorgan Chase & Co.		253,800	12,278,844
Publishing 0.06%			834,151

Idearc, Inc.		23,765	834,151
Regional Banks 9.27%			124,355,909

BB&T Corp.		495,000	20,304,900
First Horizon National Corp.		215,000	8,928,950
KeyCorp.		619,000	23,193,930
PNC Financial Services Group, Inc. (The)		305,000	21,950,850
Regions Financial Corp.		1,412,985	49,977,279
Thrifts & Mortgage Finance 0.82%			11,023,740

Washington Mutual, Inc.		273,000	11,023,740
Wireless Telecommunication Services 0.71%			9,518,513

Vodafone Group Plc, ADR (United Kingdom)		354,375	9,518,513

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 20.83%			$279,514,332
(Cost $279,619,607)

Broadcasting & Cable TV 0.23%			3,107,695

Comcast Corp., 7.00%	BBB+	120,500	3,107,695
Consumer Finance 0.41%			5,547,250

HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	150,000	3,859,500
SLM Corp., 6.97%, Ser A	BBB+	31,400	1,687,750

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Diversified Banks 1.55%			20,844,380

Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)	A	858,500	20,844,380

Diversified Metals & Mining 0.16%			2,138,200

Freeport McMoRan Copper & Gold, Inc.,
6.75%	B+	20,000	2,138,200

Electric Utilities 7.21%			96,796,871

Alabama Power Co., 5.30% (Class A)	BBB+	200,000	5,050,000
Carolina Power & Light Co., $5.44	BBB-	111,493	10,853,844
Connecticut Light & Power Co., $3.24,
Ser 68G	BB+	20,686	1,063,391
Duquesne Light Co., 6.50%	BB+	427,000	21,563,500
Entergy Arkansas, Inc., $6.08	Ba1	11,372	1,141,820
Entergy Arkansas, Inc., 4.56%	BB+	9,388	731,090
Entergy Arkansas, Inc., 4.56%, Ser 1965	BB+	9,818	791,576
Entergy Arkansas, Inc., 6.45%	BB+	110,000	2,787,818
Entergy Gulf States, Inc., $7.56	BB+	28,422	2,893,360
Entergy Mississippi, Inc., 4.92%	Ba2	8,190	688,984
Entergy Mississippi, Inc., 6.25%	BB+	197,500	5,036,250
FPC Capital I, 7.10%, Ser A	BB+	48,600	1,226,664
FPL Group Capital Trust I, 5.875%	BBB+	280,000	6,832,000
Interstate Power & Light Co., 7.10%, Ser C	BBB-	20,600	557,230
Interstate Power & Light Co., 8.375%,
Ser B	Baa2	233,000	7,062,812
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	300,000	7,856,250
PPL Energy Supply, LLC, 7.00%	BBB	297,512	7,738,287
Southern California Edison Co., 6.00%,
Ser C	BBB-	30,000	3,097,500
Southern California Edison Co., 6.125%	BBB-	50,000	5,110,940
Xcel Energy, Inc., $4.56, Ser G	BB+	53,900	4,713,555

Gas Utilities 0.88%			11,772,800

Southern Union Co., 7.55%, Ser A	BB	452,800	11,772,800

Investment Banking & Brokerage 2.86%			38,391,770

Bear Stearns Cos., Inc. (The), 5.49%,
Depositary Shares, Ser G	BBB+	246,100	12,329,610
Bear Stearns Cos., Inc. (The), 6.15%,
Depositary Shares, Ser E	BBB+	73,600	3,827,200
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	A-	63,000	3,165,750
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	271,760	13,995,640
Lehman Brothers Holdings, Inc., 6.50%,
Depositary Shares, Ser F	A-	193,500	5,073,570

Life & Health Insurance 1.38%			18,485,100

MetLife, Inc., 6.50%, Ser B	BBB	705,000	18,485,100

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Multi-Line Insurance 0.39%			5,286,775

ING Groep NV, 6.20% (Netherlands)	A	109,100	2,754,775
ING Groep NV, 7.05% (Netherlands)	A	100,000	2,532,000

Multi-Utilities 0.75%			10,000,279

BGE Capital Trust II, 6.20%	BBB-	147,100	3,651,022
Public Service Electric & Gas Co., 5.05%,
Ser D	BB+	23,442	2,174,246
Public Service Electric & Gas Co., 5.28%,
Ser E	BB+	22,930	2,166,885
South Carolina Electric & Gas Co., 6.52%	Baa1	20,000	2,008,126

Oil & Gas Exploration & Production 2.40%			32,169,012

Anadarko Petroleum Corp., 5.46%,
Depositary Shares, Ser B	BB	40,000	3,832,500
Chesapeake Energy Corp., 6.25%, Conv (G)	B+	9,290	2,415,400
Devon Energy Corp., 6.49%, Ser A	BB+	150,000	15,093,750
Nexen, Inc., 7.35% (Canada)	BB+	422,284	10,827,362

Other Diversified Financial Services 2.25%			30,202,000

ABN AMRO Capital Funding Trust VII, 6.08%	A	950,000	23,902,000
Bank of America Corp., 6.204%, Depositary
Shares, Ser D	A+	240,000	6,300,000

Reinsurance 0.17%			2,237,200

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)	BBB	94,000	2,237,200

Wireless Telecommunication Services 0.19%			2,535,000

United States Cellular, 7.50%	BBB-	100,000	2,535,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 2.82%					$37,800,000
(Cost $37,794,782)

Government U.S. Agency 2.82%					37,800,000

Federal Home Loan Bank,
Disc Note	Zero %	04-02-07	AAA	$37,800	37,800,000

Total investments (Cost $1,180,487,394) 100.00%					$1,341,725,741

John Hancock
Tax-Advantaged Dividend Income Fund

Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $1,180,487,394. Gross unrealized appreciation and depreciation of investments aggregated $168,006,793 and $6,768,446, respectively, resulting in net unrealized appreciation of $161,238,347.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HTD

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q1 3/07
5/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: May 24, 2007